Income Taxes - Components of Deferred Income Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Jan. 01, 2022	Dec. 26, 2020
Deferred tax assets
Allowance for doubtful accounts	$ 101	$ 15
Other accrued expenses	863	222
Inventories	210	66
Leases	3	9
Tax incentives	113	0
Intangibles	61,465	0
Net operating loss carryforward	1,095	1,670
Other	17	83
Total gross deferred tax assets	63,867	2,065
Less: valuation allowance	(256)	0
Net deferred tax assets	63,611	2,065
Deferred tax liabilities
Intangibles	0	(15,200)
Property and equipment	(4,360)	(2,134)
Prepaids	(816)	0
Other	(269)	0
Total gross deferred liabilities	(5,445)	(17,334)
Net deferred tax asset (liability)		$ (15,269)
Net deferred tax asset (liability)	$ 58,166